Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
October 31, 2024
RW24-NPRT1-1224
1.858587.118
Bond Funds - 71.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	599,365	5,843,806
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,448	172,173
Fidelity Series Emerging Markets Debt Fund (a)	18,934	151,280
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,852	44,588
Fidelity Series Floating Rate High Income Fund (a)	3,159	28,399
Fidelity Series High Income Fund (a)	17,722	153,469
Fidelity Series International Credit Fund (a)	2,077	17,305
Fidelity Series International Developed Markets Bond Index Fund (a)	128,791	1,128,208
Fidelity Series Investment Grade Bond Fund (a)	1,185,412	11,865,969
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,828	714,995
Fidelity Series Real Estate Income Fund (a)	2,799	28,105
TOTAL BOND FUNDS (Cost $21,881,399)		20,148,297

Domestic Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	6,916	88,795
Fidelity Series Blue Chip Growth Fund (a)	13,597	249,362
Fidelity Series Commodity Strategy Fund (a)	742	64,677
Fidelity Series Growth Company Fund (a)	18,056	454,109
Fidelity Series Intrinsic Opportunities Fund (a)	7,155	79,060
Fidelity Series Large Cap Stock Fund (a)	19,526	450,085
Fidelity Series Large Cap Value Index Fund (a)	8,052	136,479
Fidelity Series Opportunistic Insights Fund (a)	10,970	272,176
Fidelity Series Small Cap Core Fund (a)	916	11,143
Fidelity Series Small Cap Discovery Fund (a)	3,722	42,021
Fidelity Series Small Cap Opportunities Fund (a)	6,847	101,878
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,232	304,896
Fidelity Series Value Discovery Fund (a)	17,053	280,355
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,785,966)		2,535,036

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,462	217,955
Fidelity Series Emerging Markets Fund (a)	34,599	324,541
Fidelity Series Emerging Markets Opportunities Fund (a)	67,034	1,299,118
Fidelity Series International Growth Fund (a)	31,283	576,866
Fidelity Series International Small Cap Fund (a)	22,475	400,949
Fidelity Series International Value Fund (a)	44,920	578,576
Fidelity Series Overseas Fund (a)	40,905	575,128
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,188,614)		3,973,133

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $312,849)	31,685	316,530

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $1,240,535)	4.91	1,240,535	1,240,535

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,409,363)	28,213,531
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,972)
NET ASSETS - 100.0%	28,202,559

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5,796,393	340,991	331,280	32,186	(4,046)	41,748	5,843,806
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	178,379	4,516	9,105	1,327	(84)	(1,533)	172,173
Fidelity Series All-Sector Equity Fund	87,151	6,765	8,333	-	244	2,968	88,795
Fidelity Series Blue Chip Growth Fund	246,258	37,105	24,027	21,346	(614)	(9,360)	249,362
Fidelity Series Canada Fund	202,176	19,560	9,114	-	10	5,323	217,955
Fidelity Series Commodity Strategy Fund	246,956	6,559	182,909	6,416	(110,049)	104,120	64,677
Fidelity Series Emerging Markets Debt Fund	153,122	3,495	6,980	1,492	(931)	2,574	151,280
Fidelity Series Emerging Markets Debt Local Currency Fund	48,633	85	5,021	-	(425)	1,316	44,588
Fidelity Series Emerging Markets Fund	324,696	21,707	29,347	-	1,824	5,661	324,541
Fidelity Series Emerging Markets Opportunities Fund	1,300,419	111,914	154,129	-	5,622	35,292	1,299,118
Fidelity Series Floating Rate High Income Fund	29,186	1,031	1,850	666	(64)	96	28,399
Fidelity Series Government Money Market Fund	1,246,024	58,486	63,975	16,360	-	-	1,240,535
Fidelity Series Growth Company Fund	462,268	24,895	50,683	-	(227)	17,856	454,109
Fidelity Series High Income Fund	158,227	2,813	9,996	2,486	(415)	2,840	153,469
Fidelity Series International Credit Fund	16,929	150	-	150	-	226	17,305
Fidelity Series International Developed Markets Bond Index Fund	1,149,606	19,648	50,619	4,248	(4,513)	14,086	1,128,208
Fidelity Series International Growth Fund	570,904	37,245	28,321	-	413	(3,375)	576,866
Fidelity Series International Small Cap Fund	439,568	1,793	34,157	-	6,322	(12,577)	400,949
Fidelity Series International Value Fund	567,293	46,050	24,868	-	1,228	(11,127)	578,576
Fidelity Series Intrinsic Opportunities Fund	84,989	7,562	5,704	5,913	(601)	(7,186)	79,060
Fidelity Series Investment Grade Bond Fund	12,565,269	247,306	875,086	132,281	(64,830)	(6,690)	11,865,969
Fidelity Series Large Cap Stock Fund	433,754	61,231	41,373	22,072	513	(4,040)	450,085
Fidelity Series Large Cap Value Index Fund	133,193	8,900	9,283	-	601	3,068	136,479
Fidelity Series Long-Term Treasury Bond Index Fund	776,149	8,826	55,756	6,599	(11,686)	(2,538)	714,995
Fidelity Series Opportunistic Insights Fund	272,717	14,969	29,914	-	661	13,743	272,176
Fidelity Series Overseas Fund	566,568	48,579	24,868	-	1,722	(16,873)	575,128
Fidelity Series Real Estate Income Fund	28,915	662	1,977	445	2	503	28,105
Fidelity Series Short-Term Credit Fund	325,064	4,018	13,605	3,372	106	947	316,530
Fidelity Series Small Cap Core Fund	12,749	587	1,938	-	52	(306)	11,144
Fidelity Series Small Cap Discovery Fund	35,462	10,482	1,890	-	(35)	(1,998)	42,021
Fidelity Series Small Cap Opportunities Fund	134,187	9,616	31,458	9,361	2,906	(13,373)	101,878
Fidelity Series Stock Selector Large Cap Value Fund	297,118	23,653	27,497	-	854	10,767	304,895
Fidelity Series Value Discovery Fund	264,927	33,270	23,010	-	498	4,670	280,355
	29,155,249	1,224,469	2,168,073	266,720	(174,942)	176,828	28,213,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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